REVENUE (Tables)	3 Months Ended
Mar. 31, 2022
SCHEDULE OF RECOGNIZED AMOUNTS RELATED TO REVENUE

The Company recognized the following amounts related to revenue:

	Three months ended
	March 31	March 31
	2022	2021
	$	$
Concentrate revenue from contracts with customers	7,757	9,844
Provisional pricing adjustments on concentrate sales	739	(63)
Total revenue	8,496	9,781

SCHEDULE OF DISAGGREGATION OF REVENUE

The following table sets out the disaggregation of revenue by metal:

	Three months ended
	March 31	March 31
	2022	2021
	$	$
Concentrate revenue:
Silver	4,498	6,601
Lead	1,138	1,313
Zinc	2,860	1,867
Total revenue	8,496	9,781